Mining Rights (Tables)	12 Months Ended
Dec. 31, 2020
Mining Rights
Mining Rights
	Fomicruz Agreement	Minera Aquiline Argentina	Total
	$’000	$’000	$’000
Balance – January 1, 2019	$3,288	$13,187	$16,475
Amortization	(100)	-	(100)
Exchange differences	-	622	622
Balance - December 31, 2019	$3,188	$13,809	$16,997
Amortization	(100)	-	(100)
Exchange differences	-	298	298
Balance - December 31, 2020	$3,088	$14,107	$17,195